Annual Total Returns [BarChart] - LVIP T Rowe Price Structured Mid-Cap Growth Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(3.87%)
2012	16.30%
2013	34.80%
2014	11.59%
2015	2.10%
2016	7.56%
2017	24.74%
2018	(3.08%)
2019	37.40%
2020	31.69%